Share Capital - Additional Information (Detail) $ in Millions		12 Months Ended						24 Months Ended
	Mar. 17, 2025 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Mar. 01, 2025 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Share schemes trust withheld amount		¥ 281,000,000		¥ 218,000,000		¥ 100,000,000
Payments for repurchase of shares		390,000,000		1,925,000,000		1,249,000,000
Repurchase of shares		462,000,000		1,853,000,000		1,249,000,000
Share Repurchase Scheme [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Payments for repurchase of shares		462,000,000	$ 64	1,853,000,000	$ 261	1,249,000,000	$ 175
American Depositary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares		¥ 5,943,751		¥ 25,497,797		¥ 25,272,973
Period Of shares repurchased								24 months
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Maximum repurchase amount | $	$ 1,000							$ 500
Number of treasury shares to the grantees for the exercise of share options | shares		10,070,368	10,070,368	25,873,230	25,873,230	24,532,300	24,532,300
Share schemes trust withheld | shares		3,892,390	3,892,390	4,724,753	4,724,753	3,319,513	3,319,513
Share schemes trust withheld amount		¥ 281,000,000		¥ 218,000,000		¥ 100,000,000
Shares held for share scheme Trust | shares		48,550,176	48,550,176	15,973,760	15,973,760